Investment Property (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Direct operating expense from investment property	$ 60,452	$ 71,090	$ 120,340
Investment property	5,825,359	6,253,827	6,838,002
Investment Property Fair Value Percentage	89
At fair value [member]
Investment property	16,904,331
Chile [Member]
Rental income from investment property	193,839	251,545	172,243
Argentina [Member]
Rental income from investment property	$ 135,064	$ 131,389	$ 127,093